Consolidated Cash Flows Statement € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)
Consolidated Cash Flows Statement
Cash and cash equivalents at beginning of year	€ 1,151,211	€ 973,241
Net loss attributable to owners of the parent	(59,056)	(49,249)
Adjustments for:
Tax expense	137	92
Net financial income (-) / expense	(6,868)	16,254
Depreciation of property, plant and equipment	1,866	1,780
Amortization of intangible fixed assets	1,818	364
Net realized gain / loss (-) on foreign exchange transactions and other net financial expenses paid	(4)	(464)
Share-based compensation	10,540	6,968
Decrease in provisions	(8)	(8)
Increase in pension liabilities	157	143
Subtotal	(51,418)	(24,120)
Decrease / increase (-) in inventories	12	(18)
Increase in receivables	(3,204)	(2,248)
Increase in payables	21,357	5,307
Decrease in deferred income	(59,967)	(30,752)
Cash used in operations	(93,219)	(51,830)
Interest paid	(848)	(25)
Interest received	2,789	557
Net cash flows used in operating activities	(91,278)	(51,298)
Purchase of property, plant and equipment	(3,003)	(2,260)
Purchase of and expenditure in intangible fixed assets	(722)	(204)
Proceeds from disposal of property, plant and equipment	1	12
Decrease in restricted cash		6,531
Proceeds from sale of available-for-sale financial assets		372
Net cash flows generated/used (-) in investing activities	(3,724)	4,451
Repayment of obligations under finance leases and other debts	(7)	(33)
Proceeds from capital and share premium increases, gross amount		363,924
Issue cost paid, related to capital and share premium increases		(15,784)
Proceeds from capital and share premium increases from exercise of warrants	5,261	4,666
Net cash flows generated in financing activities	5,254	352,773
Effect of exchange rate differences on cash and cash equivalents	5,304	(17,107)
Increase/ decrease (-) in cash and cash equivalents	(84,445)	288,820
Cash and cash equivalents at end of the period	€ 1,066,766	€ 1,262,061